Exhibit 99.7

Client Name:
Client Project Name:	HOMES 2024-AFC1
Start - End Dates:	10/18/2023 - 7/11/2024
Deal Loan Count:	573

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Application	CRDAPP130	Application is incomplete	2
Credit	Application	CRDAPP2658	Missing 3rd-party anti-fraud report	1
Credit	Application	CRDAPP5430	FNMA Application Form is Outdated	1
Total				7

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